1933 Act File No. 2-75122
                                   1940 Act File No. 811-3337

                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        X

   Pre-Effective Amendment No.       .............

   Post-Effective Amendment No.   29  ............        X

                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X

   Amendment No.   22   ..........................        X

                        TAX-FREE INSTRUMENTS TRUST

            (Exact Name of Registrant as Specified in Charter)

      Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779
                 (Address of Principal Executive Offices)

                              (412) 288-1900
                      (Registrant's Telephone Number)

                        John W. McGonigle, Esquire,
                        Federated Investors Tower,
                    Pittsburgh, Pennsylvania 15222-3779
                  (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

   immediately upon filing pursuant to paragraph (b).
-
 X  on May 31, 1997, pursuant to paragraph (b).
    60 days after filing pursuant to paragraph (a)(i).
    on                 pursuant to paragraph (a)(i).
    75 days after filing pursuant to paragraph (a)(ii).
    on                   pursuant to paragraph (a)(ii) of Rule 485.
       -----------------

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.



Registrant has filed with the Securities and Exchange Commission a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, and:

 X  filed the Notice required by that Rule on   May 15, 1997         ;
                                              --            ---------
   or
    intends to file the Notice required by that Rule on or about
               ; or
   ------------
    during the most recent fiscal year did not sell any securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, and, pursuant to Rule 24f-2(b)(2), need not file the Notice.

                         Copies To:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky LLP
2101 L Street, N.W.
Washington, D.C.  20037


                           CROSS-REFERENCE SHEET


   This Amendment to the Registration Statement of TAX-FREE INSTRUMENTS TRUST which is comprised of two classes of shares: (1) Investment Shares and (2) Institutional Service Shares, relates to both classes of shares and is comprised of the following:

PART A. INFORMATION REQUIRED IN A PROSPECTUS.

                                   Prospectus Heading
                                   (Rule 404(c) Cross Reference)

Item 1.   Cover Page...............(1-2) Cover Page.
Item 2.   Synopsis.................(1-2) Summary of Trust Expenses.
Item 3.   Condensed Financial
          Information..............(1) Financial Highlights-Investment
                                   Shares; (2) Financial Highlights-
                                   Institutional Service Shares; (1-2)
                                   Performance Information.
Item 4.   General Description of
          Registrant...............(1-2) General Information; (1-2)
                                   Investment Information; (1-2) Investment
                                   Objective; (1-2) Investment Policies;
                                   (1-2) Municipal Securities; (1-2)
                                   Investment Risks; (1-2) Investment
                                   Limitations; (1-2) Other Classes of
                                   Shares.
Item 5.   Management of the Fund...(1-2) Trust Information; (1-2)
                                   Management of the Trust; (1)
                                   Distribution of Investment Shares; (2)
                                   Distribution of Institutional Service
                                   Shares; (1-2) Administration of the
                                   Trust.
Item 6.   Capital Stock and Other
          Securities...............(1-2) Dividends; (1-2) Capital Gains;
                                   (1-2) Voting Rights; (1-2) Tax
                                   Information; (1-2) Federal Income Tax;
                                   (1-2) State and Local Taxes.
Item 7.   Purchase of Securities Being
          Offered..................(1-2) Net Asset Value; (1-2) How to
                                   Purchase Shares; (1) Exchange Privilege;
                                   (1) Making an Exchange; (1-2)
                                   Certificates and Confirmations.

Item 8.   Redemption or Repurchase.(1-2) How to Redeem Shares; (1) Special
                                   Redemption Features; (1-2) Accounts With
                                   Low Balances.

Item 9.   Pending Legal Proceedings     None.

PART B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.

Item 10.  Cover Page...............(1-2) Cover Page.
Item 11.  Table of Contents........(1-2) Table of Contents.
Item 12.  General Information and
          History..................Not applicable.
Item 13.  Investment Objectives and
          Policies.................(1-2) Investment Policies; (1-2)
                                   Investment Limitations.
Item 14.  Management of the Fund...(1-2) Tax-Free Instruments Trust
                                   Management.
Item 15.  Control Persons and Principal
          Holders of Securities....(1-2) Share Ownership.
Item 16.  Investment Advisory and Other
          Services.................(1-2) Investment Advisory Services; (1-
                                   2) Other Services; (1-2) Shareholder
                                   Services.
Item 17.  Brokerage Allocation.....(1-2) Brokerage Transactions.
Item 18.  Capital Stock and Other
          Securities...............Not applicable.
Item 19.  Purchase, Redemption and Pricing
          of Securities Being Offered   (1-2) Determining Net Asset Value;
                                   (1-2) Redemption in Kind.
Item 20.  Tax Status...............(1-2) The Trust's Tax Status.
Item 21.  Underwriters.............Not applicable
Item 22.  Calculations of Yield Quotations
          of Money Market Funds....(1-2) Performance Information.
Item 23.  Financial Statements.....(1-2) Financial Statements. (Financial
                                   Statements are incorporated by reference to the Annual Report of Registrant dated March 31, 1996). (File No. 2-75122 and
                                   File No. 811-3337).




Tax-Free Instruments Trust

Investment Shares

PROSPECTUS

The Investment Shares of Tax-Free Instruments Trust (the "Trust") offered by this prospectus represent interests in an open-end management investment company (a mutual fund). The Trust invests in short-term municipal securities to achieve current income exempt from all federal income tax including the alternative minimum tax consistent with stability of principal.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NO
INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE TRUST ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE TRUST WILL BE ABLE TO DO SO.

This prospectus contains the information you should read and know before you invest in the Trust. Keep this prospectus for future reference.

The Trust has also filed a Statement of Additional Information dated May 31, 1997, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or make inquiries about the Trust, contact your financial institution. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Trust is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated May 31, 1997

                             TABLE OF CONTENTS

Summary of Trust Expenses                                        1
Financial Highlights -- Investment Shares                   2
General Information                                                     3
Investment Information                                                3
  Investment Objective                                                  3
  Investment Policies                                                     3
  Municipal Securities                                                   5
  Investment Risks                                                         5
  Investment Limitations                                               5
Trust Information                                                         5
  Management of the Trust                                           5
  Distribution of Investment Shares                              6
  Administration of the Trust                                        7
Net Asset Value                                                           7
How to Purchase Shares                                              7
  Purchasing Shares Through a
    Financial Institution                                                 7
  Purchasing Shares By Wire                                       7
  Purchasing Shares By Check                                     8
  Special Purchase Features                                         8
Exchange Privilege                                                      8
  Making an Exchange                                                 8
How to Redeem Shares                                                8
  Redeeming Shares Through a
    Financial Institutions                                                9
  Redeeming Shares By Telephone                               9
  Redeeming Shares By Mail                                        9
  Special Redemption Features                                     9
Account and Share Information                                 10
  Dividends                                                                 10
  Capital Gains                                                            10
  Certificates and Confirmations                                 10
  Accounts with Low Balances                                   10
  Voting Rights                                                           10
Tax Information                                                         10
  Federal Income Tax                                                 10
  State and Local Taxes                                              11
Other Classes of Shares                                             11
Performance Information                                           11
Addresses                                         Inside Back Cover



                                          SUMMARY OF TRUST EXPENSES

                                                    INVESTMENT SHARES
                                      SHAREHOLDER TRANSACTION EXPENSES

 Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)         None
 Maximum Sales Charge Imposed on Reinvested Dividends
   (as a percentage of offering price)                                                 None
 Contingent Deferred Sales Charge (as a percentage of original purchase
   price or redemption proceeds, as applicable)                                        None
 Redemption Fee (as a percentage of amount redeemed, if applicable)                    None
 Exchange Fee                                                                          None


                         ANNUAL OPERATING EXPENSES
                (As a percentage of average net assets)
 Management Fee (after waiver)(1)                                  0.42%
 12b-1 Fee                                                         None
 Total Other Expenses                                              0.29%
   Shareholder Services Fee (after waiver)(2)                      0.15%
     Total Operating Expenses(3)                                   0.71%


(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.50%.

(2) The shareholder services fee has been reduced to reflect the voluntary waiver of a portion of the shareholder services fee. The shareholder service provider can terminate this voluntary waiver at any time at its sole discretion. The maximum shareholder services fee is 0.25%.

(3) The total operating expenses would have been 0.89% absent the voluntary waivers of portions of the management fee and the shareholder services fee.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Investment Shares of the Trust will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Trust Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

 EXAMPLE
 You would pay the following expenses on a $1,000 investment, assuming
 (1) 5% annual return and (2) redemption at the end of each time period.

 1 Year                                     $ 7
 3 Years                                   $23
 5 Years                                   $40
 10 Years                                 $88

THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                 FINANCIAL HIGHLIGHTS -- INVESTMENT SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following table has been audited by Arthur Andersen LLP, the Trust's independent public accountants. Their report, dated April 24, 1997, on the Trust's financial statements for the year ended March 31, 1997, and on the following table for each of the periods presented, is included in the Annual Report, which is incorporated herein by reference. This table should be read in conjunction with the Trust's financial statements and notes thereto, which may be obtained free of charge from the Trust.

                                                              YEAR ENDED MARCH 31,
                                                 1997        1996           1995           1994            1993
 NET ASSET VALUE,
 BEGINNING OF PERIOD  $ 1.00      $ 1.00          $ 1.00         $ 1.00           $ 1.00
 INCOME FROM INVESTMENT
 OPERATIONS
 Net investment income           0.03          0.03            0.03             0.02              0.02
 LESS DISTRIBUTIONS
 Distributions from net
 investment income                (0.03)        (0.03)         (0.03)          (0.02)           (0.02)
 NET ASSET VALUE,
 END OF PERIOD                $ 1.00      $ 1.00         $ 1.00          $ 1.00           $ 1.00
 TOTAL RETURN(A)            2.92%       3.32%        2.70%          2.01%         2.42%
 RATIOS TO AVERAGE
 NET ASSETS
 Expenses                                0.71%       0.71%        0.70%          0.61%         0.55%
 Net investment income          2.88%       3.27%         2.66%          2.00%         2.38%
 Expense                                 0.18%       0.24%         0.17%          0.14%         0.10%
 waiver/reimbursement(b)
 SUPPLEMENTAL DATA
 Net assets, end of
 period (000 omitted)     $1,506,918  $1,465,333  $1,277,894  $1,327,506  $1,619,531


                                                                     YEAR ENDED MARCH 31,
                                               1992         1991           1990            1989             1988
 NET ASSET VALUE,
 BEGINNING OF PERIOD  $ 1.00      $ 1.00          $ 1.00         $ 1.00           $ 1.00
 INCOME FROM INVESTMENT
 OPERATIONS
 Net investment income          0.04           0.05             0.06            0.05              0.04
 LESS DISTRIBUTIONS
 Distributions from net
 investment income              (0.04)          (0.05)          (0.06)          (0.05)           (0.04)
 NET ASSET VALUE,
 END OF PERIOD             $ 1.00         $ 1.00          $ 1.00           $ 1.00           $ 1.00
 TOTAL RETURN(A)         3.84%         5.40%          5.88%          5.28%          4.29%
 RATIOS TO AVERAGE
 NET ASSETS
 Expenses                            0.55%          0.55%          0.55%          0.55%          0.55%
 Net investment income       3.73%          5.25%          5.73%          5.14%          4.19%
 Expense                              0.11%          0.12%           0.11%          0.08%          0.06%
 waiver/reimbursement(b)
 SUPPLEMENTAL DATA
 Net assets, end of
 period (000 omitted)     $1,440,970   $1,214,045   $1,142,022   $1,313,391   $1,552,460


(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

FURTHER INFORMATION ABOUT THE TRUST'S PERFORMANCE IS CONTAINED IN THE TRUST'S ANNUAL REPORT FOR THE FISCAL YEAR ENDED MARCH 31, 1997, WHICH CAN BE OBTAINED FREE OF CHARGE.

                            GENERAL INFORMATION

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated November 17, 1981. The shares in any one portfolio may be offered in separate classes. With respect to this Trust, as of the date of this prospectus, the Board of Trustees has established two classes of shares known as Investment Shares and Institutional Service Shares. This prospectus relates only to Investment Shares of the Trust, which are designed primarily for individuals as a convenient means of accumulating an interest in a professionally managed portfolio investing primarily in short-term municipal securities. The Trust may not be a suitable investment for retirement plans because it invests in municipal securities. A minimum initial investment of $500 is required.

The Trust attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price. However, a contingent deferred sales charge may be imposed under certain circumstances.

                           INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Trust is current income exempt from federal income tax consistent with stability of principal. Federal income tax includes the alternative minimum tax. While there is no assurance that the Trust will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus. The investment objective and the policies and limitations described below cannot be changed without approval of shareholders, unless indicated otherwise.

INVESTMENT POLICIES

The Trust pursues its investment objective by investing in a portfolio of municipal securities maturing in thirteen months or less. At least 80% of the Trust's annual interest income will be exempt from federal income tax. However, the interest from certain municipal securities is subject to the federal alternative minimum tax, and up to 20% of the Trust's income may be derived from such securities. As a matter of operating policy, the Trust will limit the average maturity of its portfolio to 90 days or less, in order to meet regulatory requirements.

ACCEPTABLE INVESTMENTS

The Trust invests primarily in debt obligations issued by or on behalf of states, territories, and possessions of the United States, including the District of Columbia, and any political subdivision or financing authority of any of these, the income from which is, in the opinion of qualified legal counsel, exempt from all federal income tax including the alternative minimum tax ("Municipal Securities"). Examples of Municipal Securities include, but are not limited to:

* tax and revenue anticipation notes ("TRANs") issued to finance working capital needs in anticipation of receiving taxes or other revenues;

* bond anticipation notes ("BANs") that are intended to be refinanced through a later issuance of longer-term bonds;

* municipal commercial paper and other short-term notes;

* variable rate demand notes;

* municipal bonds (including bonds having serial maturities and pre-refunded bonds) and leases; and

* participation, trust, and partnership interests in any of the foregoing obligations.

VARIABLE RATE DEMAND NOTES

Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Trust with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Trust to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Trust to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Trust treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Trust may next tender the security for repurchase.

PARTICIPATION INTERESTS

The Trust may purchase interests in Municipal Securities from financial institutions such as commercial and investment banks, savings associations, and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Trust to treat the income from the investment as exempt from federal income tax. The Trust invests in these participation interests in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying Municipal Securities.

MUNICIPAL LEASES

Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above. Lease obligations may be subject to periodic appropriation. Municipal leases are subject to certain specific risks in the event of default or failure of appropriation.

REPURCHASE AGREEMENTS

Certain securities in which the Trust invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/ dealers, and other recognized financial institutions sell securities to the Trust and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the seller does not repurchase the securities from the Trust, the Trust could receive less than the repurchase price on any sale of such securities.

CREDIT ENHANCEMENT

Certain of the Trust's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, default, or change in the credit quality of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security and could cause losses to the Trust and affect its share price. The Trust may have more than 25% of its total assets invested in securities credit-enhanced by banks.

DEMAND FEATURES

The Trust may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Trust. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Trust uses these arrangements to provide the Trust with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Trust may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Trust purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Trust to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.


The Trust may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Trust may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Trust may realize short-term profits or losses upon the sale of such commitments.

TEMPORARY INVESTMENTS

From time to time, when the investment adviser determines that market conditions call for a temporary defensive posture, the Trust may invest in tax-exempt or taxable securities, all of comparable quality to other securities in which the Trust invests, such as: obligations issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; instruments issued by a U.S. branch of a domestic bank or other deposit institutions having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment; repurchase agreements (arrangements in which the organization selling the Trust a temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price); and prime commercial paper rated A-1 by Standard and Poor's Ratings Group, Prime-1 by Moody's Investors Services, Inc., or F-1 by Fitch Investors Service Inc. Although, the Trust is permitted to make taxable, temporary investments, there is no current intention to do so.

MUNICIPAL SECURITIES

Municipal Securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of Municipal Securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.
INVESTMENT RISKS

Yields on Municipal Securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. The ability of the Trust to achieve its investment objective also depends on the continuing ability of the issuers of Municipal Securities and participation interests, or the credit enhancers of either, to meet their obligations for the payment of interest and principal when due. In addition, from time to time, the supply of Municipal Securities acceptable for purchase by the Trust could become limited.

The Trust may invest in Municipal Securities which are repayable out of revenue streams generated from economically related projects or facilities and/or whose issuers are located in the same state. Sizable investments in these Municipal Securities could involve an increased risk to the Trust should any of these related projects or facilities experience financial difficulties.

Obligations of issuers of Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislators, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of states or municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected. The Fund's concentration in Municipal Securities may entail a greater level of risk than other types of money market funds.

INVESTMENT LIMITATIONS

The Trust will not borrow money directly or through reverse repurchase agreements (arrangements in which the Trust sells a money market instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Trust may borrow up to one-third of the value of its total assets and pledge up to 10% of the value of total assets to secure such borrowings.

The Trust will not invest more than 10% of the value of its total assets in illiquid securities, including repurchase agreements maturing in more than seven days.

                                         TRUST INFORMATION

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER

Investment decisions for the Trust are made by Federated Management, the Trust's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Trust and is responsible for the purchase and sale of portfolio instruments.

ADVISORY FEES

The adviser receives an annual investment advisory fee equal to 0.50% of the Trust's average daily net assets. The adviser may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Trust, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

ADVISER'S BACKGROUND

Federated Management, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $110 billion invested across more than 300 funds under management and/or administration by its subsidiaries, as of December 31, 1996, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,500 financial institutions nationwide.

Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Trust and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Trust's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Trust; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.

DISTRIBUTION OF INVESTMENT SHARES

Federated Securities Corp. is the principal distributor for Investment Shares of the Trust. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.


SHAREHOLDER SERVICES

The Trust has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Trust may make payments up to 0.25% of the average daily net assets of the Investment Shares, computed at an annual rate, to obtain certain personal services for shareholders and to provide the maintenance of shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily.

Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Trust and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS

In addition to payments made pursuant to the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Trust. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Trust's investment adviser or its affiliates.

ADMINISTRATION OF THE TRUST

ADMINISTRATIVE SERVICES

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Trust at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors as specified below:

                                       AVERAGE AGGREGATE
 MAXIMUM FEE              DAILY NET ASSETS
    0.15%                         on the first $250 million
    0.125%                       on the next $250 million
    0.10%                         on the next $250 million
    0.075%               on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

                                       NET ASSET VALUE

The Trust attempts to stabilize the net asset value of shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to Investment Shares from the value of Trust assets attributable to Investment Shares, and dividing the remainder by the number of shares outstanding. The Trust cannot guarantee that its net asset value will always remain at $1.00 per share.

The net asset value is determined at 12:00 noon, 3:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
                           HOW TO PURCHASE SHARES

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock Exchange is open for business. Shares may be purchased as described below, either through a financial institution (such as a bank or broker/dealer) or by wire or by check directly from the Trust, with a minimum initial investment of $500 or more or additional investments of as little as $100. Financial institutions may impose different minimum investment requirements on their customers.

In connection with any sale, Federated Securities Corp. may from time to time offer certain items of nominal value to any shareholder or investor. The Trust reserves the right to reject any purchase request. An account must be established at a financial institution or by completing, signing, and returning the new account form available from the Trust before shares can be purchased.

PURCHASING SHARES THROUGH A
FINANCIAL INSTITUTION

Investors may purchase shares through a financial institution which has a sales agreement with the distributor. Orders are considered received when the Trust receives payment by wire or converts payment by check from the financial institution into federal funds. It is the financial institution's responsibility to transmit orders promptly. Financial institutions may charge additional fees for their services.

Shareholders who have purchased shares through a financial intermediary, such as a bank or broker/dealer, should consult their financial representative for information regarding the applicability of this section, "How to Purchase Shares," as well as "Exchange Privilege" and "How to Redeem Shares."

PURCHASING SHARES BY WIRE

Shares may be purchased by wire by calling the Trust before 3:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) in order to begin earning dividends that same day. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to: Tax-Free Instruments Trust -- Investment Shares; Fund Number (this number can be found on the account statement or by contacting the Trust); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

PURCHASING SHARES BY CHECK

Shares may be purchased by sending a check to Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. The check should be made payable to Tax-Free Instruments Trust -- Investment Shares. Please include an account number on the check. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.

SPECIAL PURCHASE FEATURES
SYSTEMATIC INVESTMENT PROGRAM

A minimum of $100 can be automatically withdrawn periodically from the shareholder's checking account at an Automated Clearing House ("ACH") member and invested in Trust shares. Shareholders should contact their financial institution or the Trust to participate in this program. Customers of certain financial institutions may not be eligible to participate in this program.

                                   EXCHANGE PRIVILEGE

Investment Shares may be acquired in exchange for shares of certain other funds for which affiliates of Federated Investors serve as investment adviser and principal underwriter (the "Federated Funds") at net asset value plus the difference between the Trust's sales charge already paid and any sales charge of the fund into which the Investment Shares are to be exchanged, if higher. Investment shares also may be exchanged for shares of other Federated mutual funds at net asset value plus a sales charge, if applicable and not previously paid. No additional fees are imposed on exchanges.

Exchanges must be in amounts of at least the value of the minimum investment required of the fund into which the Investment Shares are to be exchanged. Before the exchange, the shareholder must receive a prospectus for the fund for which the exchange is being made. Upon receipt of proper instructions and required supporting documents, shares submitted for exchange are redeemed, and the proceeds invested in shares of the other fund. The Trust reserves the right to reject any exchange. The exchange privilege may be terminated or modified at any time. Shareholders will be notified of the termination or modifications of the exchange privilege.

An exercise of the exchange privilege is treated as a sale for federal income tax purposes. Depending on the circumstances, a short-term or long-term capital gain or loss may be realized.

For further information on the exchange privilege and to obtain prospectuses for Federated Funds, contact the Trust.

MAKING AN EXCHANGE

Instructions for exchanges for the Federated Funds may be given in writing or by telephone. Written instructions may require a signature guarantee. Shareholders of the Trust may have difficulty in making exchanges by telephone through brokers and other financial institutions during times of drastic economic or market changes. If a shareholder cannot contact his broker or financial institution by telephone, it is recommended that an exchange request be made in writing and sent by overnight mail to Federated Shareholder Services Company, 1099 Hingham Street, Rockland, MA 02370-3317.

TELEPHONE INSTRUCTIONS

Before an exchange can be made by telephone, a properly executed authorization form must be completed and on file with Federated Services Company. Shares may be exchanged between two funds only if they have identical shareholder registrations. If reasonable procedures are not followed by the Trust, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Any shares held in certificate form cannot be exchanged by telephone but must be forwarded to Federated Shareholder Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600 and deposited to the shareholder's account before being exchanged. Telephone instructions will be processed as of 4:00 p.m. (Eastern time) and must be received by the Trust before that time for shares to be exchanged the same day. Shareholders exchanging into a fund will begin receiving dividends the following business day. This privilege may be modified or terminated at any time.

                                      HOW TO REDEEM SHARES

Shares are redeemed at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Redemptions will be made on days on which the Trust computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

REDEEMING SHARES THROUGH A
FINANCIAL INSTITUTION

Shares may be redeemed by contacting the shareholder's financial institution. Shares will be redeemed at the net asset value next determined after Federated Services Company receives the redemption request. According to the shareholder's instructions, redemption proceeds can be sent to the financial institution or to the shareholder by check or by wire. The financial institution is responsible for promptly submitting redemption requests and providing proper written redemption instructions. Customary fees and commissions may be charged by the financial institution for this service.

REDEEMING SHARES BY TELEPHONE

Redemptions in minimum amounts of $1,000 may be made by calling the Trust provided the Trust has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests received before 12:00 noon (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Under limited circumstances, arrangements may be made with the distributor for same-day payment of proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time). Proceeds from redeemed shares purchased by check or through ACH will not be wired until that method of payment has cleared. Proceeds from redemption requests on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement.

Telephone instructions may be recorded and if reasonable procedures are not followed by the Trust, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares By Mail" should be considered. If at any time the Trust shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.

REDEEMING SHARES BY MAIL

Shares may be redeemed in any amount by mailing a written request to:
Federated Shareholder Services Company, P.O. Box 8600, Boston, MA
02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: the Trust name and the class designation; the account name as registered with the Trust; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Trust or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Trust does not accept signatures guaranteed by a notary public.

SPECIAL REDEMPTION FEATURES

CHECK WRITING

Upon request, a checking account will be established to allow shareholders to redeem their Trust shares. Shareholder accounts will continue to receive the daily dividend declared on the shares to be redeemed until the check is presented to UMB Bank, N.A., the bank responsible for administering the check writing program, for payment. However, checks should never be made payable or sent to UMB Bank, N.A. or the Trust to redeem shares, and a check may not be written to close an account.

SYSTEMATIC WITHDRAWAL PROGRAM

If a shareholder's account has a value of at least $10,000, other than retirement accounts subject to required minimum distributions, a systematic withdrawal program may be established whereby automatic redemptions are made from the account and transferred electronically to any commercial bank, savings bank, or credit union that is an ACH member. Shareholders may apply for participation in this program through their financial institutions or the Trust. Customers of certain financial institutions may not be eligible to participate in this program.

                       ACCOUNT AND SHARE INFORMATION

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Trust unless cash payments are requested by writing to the Trust. Shares purchased by wire before 3:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.

CAPITAL GAINS

The Trust does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Trust will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months. CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Trust, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Trust or Federated Shareholder Services Company in writing. Monthly confirmations are sent to report all transactions as well as dividends paid during the month.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, there is an average monthly (calculated on a 30-day basis) account balance policy. Shareholders must maintain a $5,000 average monthly account balance. Shareholders who do not maintain an average monthly account balance of $5,000, in any given 30-day period, will be charged a $3.00 fee for that period. A shareholder's checkwriting privilege may be discontinued at any time. This policy does not currently apply to IRAs, Keoghs, other retirement accounts or accounts owned by associates of Edward D. Jones & Co., L.P. These types of accounts may be subject to the policy in the future.


VOTING RIGHTS

Each share of the Trust owned by a shareholder gives that shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shareholders of that portfolio or class are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's operation and for election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.

As of May 7, 1997, Fiduciary Trust Co. International, organized in the state of New York, owned 38.55% of the Institutional Service Shares of the Trust, and, therefore, may, for certain purposes, be deemed to control the Trust and be able to affect the outcome of certain matters presented for a vote of shareholders.

                                         TAX INFORMATION

FEDERAL INCOME TAX

The Trust will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Shareholders are not required to pay the federal regular income tax on any dividends received from the Trust that represent net interest on tax-exempt municipal bonds. However, under the Tax Reform Act of 1986, dividends representing net interest earned on certain "private activity" bonds issued after August 7, 1986, may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations. The Trust may purchase, within the limits of its investment policies, all types of municipal bonds, including private activity bonds.

The alternative minimum tax applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.

Dividends of the Trust representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional shares.

STATE AND LOCAL TAXES

In the opinion of Houston, Donnelly & Meck, counsel to the Trust, Trust shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Trust would be subject to such taxes if owned directly by residents of those jurisdictions.

Because interest received by the Trust may not be exempt from all state and local income taxes, shareholders may be required to pay state and local taxes on dividends received from the Trust. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

                            OTHER CLASSES OF SHARES

The Trust also offers another class of shares called Institutional Service Shares. Institutional Service Shares are sold at net asset value primarily to individuals, institutions, and fiduciaries and are subject to a minimum initial investment of $25,000.

All classes are subject to certain of the same expenses. Institutional Service Shares are distributed with no 12b-1 Plan but are subject to shareholder services fees. Expense differences between classes may affect the performance of each class.

To obtain more information and a prospectus for any other class, investors may call 1-800-341-7400.

                            PERFORMANCE INFORMATION

From time to time, the Trust advertises its total return, yield, effective yield, and tax-equivalent yield. The performance figures will be calculated separately for each class of shares.

Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The tax-equivalent yield is calculated similarly to the yield, but is adjusted to reflect the taxable yield that would have to be earned to equal the Trust's tax-exempt yield, assuming a specific tax rate.

Total return represents the change, over a specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Trust may refer to ratings, rankings, and other information in certain financial publications and/or compare the Trust's performance to certain indices.

                                          NOTES

                                      ADDRESSES

                   TAX-FREE INSTRUMENTS TRUST
                          INVESTMENT SHARES
                          Federated Investors Tower
                          Pittsburgh, PA 15222-3779

                                   DISTRIBUTOR
                           Federated Securities Corp.
                           Federated Investors Tower
                          Pittsburgh, PA 15222-3779

                         INVESTMENT ADVISER
                           Federated Management
                        Federated Investors Tower
                        Pittsburgh, PA 15222-3779


Edward Jones
201 Progress Parkway
Maryland Heights, MO 63043
1-800-331-2451
Distributor
Edward Jones

Cusip 876924101
8062810A-IV (5/97)

Edward Jones

Tax-Free
Instruments Trust

PROSPECTUS
May 31, 1997
Serving Individual Investors Since 1871





Tax-Free Instruments Trust

Institutional Service Shares

PROSPECTUS

The Institutional Service Shares of Tax-Free Instruments Trust (the "Trust") offered by this prospectus represent interests in an open-end management investment company (a mutual fund). The Trust invests in short-term municipal securities to achieve current income exempt from all federal income tax including the alternative minimum tax consistent with stability of principal.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NO
INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT
AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT
RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE TRUST ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE
THAT THE TRUST WILL BE ABLE TODO SO.

This prospectus contains the information you should read and know before you invest in the Trust. Keep this prospectus for future reference.

The Trust has also filed a Statement of Additional Information dated May 31, 1997, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or make inquiries about the Trust, contact the Trust at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Trust is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE
COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated May 31, 1997

                        TABLE OF CONTENTS

Summary of Trust Expenses                                            1
Financial Highlights -- Institutional Service Shares        2
General Information                                                        3
Investment Information                                                   3
  Investment Objective                                                    3
  Investment Policies                                                       3
  Municipal Securities                                                     5
  Investment Risks                                                           5
  Investment Limitations                                                  5
Trust Information                                                            5
  Management of the Trust                                              5
  Distribution of Institutional Service Shares                  6
  Administration of the Trust                                           6
Net Asset Value                                                              7
How to Purchase Shares                                                 7
  Purchasing Shares By Wire                                          7
  Purchasing Shares By Check                                        7
How to Redeem Shares                                                   7
  Redeeming Shares By Telephone                                 7
  Redeeming Shares By Mail                                          8
Account and Share Information                                      8
  Dividends                                                                      8
  Capital Gains                                                                 8
  Certificates and Confirmations                                      8
  Accounts with Low Balances                                        8
  Voting Rights                                                                8
Tax Information                                                              9
  Federal Income Tax                                                      9
  State and Local Taxes                                                   9
 Other Classes of Shares                                                 9
 Performance Information                                               9



                                          SUMMARY OF TRUST EXPENSES

                                         INSTITUTIONAL SERVICE SHARES
                                   SHAREHOLDER TRANSACTION EXPENSES

 Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)            None
 Maximum Sales Charge Imposed on Reinvested Dividends
   (as a percentage of offering price)                                                    None
 Contingent Deferred Sales Charge (as a percentage of original purchase
   price or redemption proceeds, as applicable)                                           None
 Redemption Fee (as a percentage of amount redeemed, if applicable)                       None
 Exchange Fee                                                                             None

                         ANNUAL OPERATING EXPENSES
                  (As a percentage of average net assets)
 Management Fee (after waiver)(1)                                                         0.42%
 12b-1 Fee                                                                                None
 Total Other Expenses                                                                     0.14%
   Shareholder Services Fee (after waiver)(2)                                             0.00%
 Total Operating Expenses (3)                                                             0.56%


(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.50%.

(2) The shareholder services fee has been reduced to reflect the voluntary waiver of the shareholder services fee. The shareholder service provider can terminate this voluntary waiver at any time at its sole discretion. The maximum shareholder services fee is 0.25%.

(3) The total operating expenses would have been 0.89% absent the voluntary waivers of portions of the management fee and the shareholder services fee.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Institutional Service Shares of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Trust Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

 EXAMPLE
 You would pay the following expenses on a $1,000 investment, assuming
 (1) 5% annual return and (2) redemption
 at the end of each time period.

 1 Year                                    $ 6
 3 Years                                  $18
 5 Years                                  $31
 10 Years                                $70


THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

            FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SERVICE SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following table has been audited by Arthur Andersen LLP, the Trust's independent public accountants. Their report, dated April 24, 1997, on the Trust's financial statements for the year ended March 31, 1997, and on the following table for each of the periods presented, is included in the Annual Report, which is incorporated herein by reference. This table should be read in conjunction with the Trust's financial statements and notes thereto, which may be obtained free of charge from the Trust.

                                                      YEAR ENDED MARCH 31,
                                           1997         1996          1995           1994(A)
 NET ASSET VALUE, BEGINNING OF PERIOD      $ 1.00       $ 1.00       $ 1.00           $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                      0.03          0.03           0.03              0.01
 LESS DISTRIBUTIONS
  Distributions from net investment income  (0.03)       (0.03)         (0.03)           (0.01)
 NET ASSET VALUE, END OF PERIOD             $ 1.00       $ 1.00        $ 1.00           $ 1.00
 TOTAL RETURN(B)                              3.08%       3.47%        2.85%          0.92%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                    0.56%       0.56%         0.55%          0.55%*
  Net investment income                       3.02%       3.43%         2.82%         1.99%*
  Expense waiver/reimbursement(c)             0.33%       0.40%         0.17%         0.14%*
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)  $247,946   $304,516    $358,826      $390,453


* Computed on an annualized basis.

(a) Reflects operations for the period from October 15, 1993 (date of initial public investment) to March 31, 1994.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

FURTHER INFORMATION ABOUT THE TRUST'S PERFORMANCE IS CONTAINED IN THE TRUST'S ANNUAL REPORT FOR THE FISCAL YEAR ENDED MARCH 31, 1997, WHICH CAN BE OBTAINED FREE OF CHARGE.

                            GENERAL INFORMATION

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated November 17, 1981. The shares in any one portfolio may be offered in separate classes. With respect to this Trust, as of the date of this prospectus, the Board of Trustees has established two classes of shares known as Institutional Service Shares and Investment Shares. This prospectus relates only to Institutional Service Shares of the Trust, which are designed primarily for individuals, institutions, and fiduciaries as a convenient means of accumulating an interest in a professionally managed portfolio investing primarily in short-term municipal securities. The Trust may not be a suitable investment for retirement plans because it invests in municipal securities. A minimum initial investment of $25,000 is required.

The Trust attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

                           INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Trust is current income exempt from federal income tax consistent with stability of principal. Federal income tax includes the alternative minimum tax. While there is no assurance that the Trust will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus. The investment objective and the policies and limitations described below cannot be changed without approval of shareholders, unless indicated otherwise.

INVESTMENT POLICIES

The Trust pursues its investment objective by investing in a portfolio of municipal securities maturing in thirteen months or less. At least 80% of the Trust's annual interest income will be exempt from federal income tax. However, the interest from certain municipal securities is subject to the federal alternative minimum tax, and up to 20% of the Trust's income may be derived from such securities. As a matter of operating policy, the Trust will limit the average maturity of its portfolio to 90 days or less, in order to meet regulatory requirements.

ACCEPTABLE INVESTMENTS

The Trust invests primarily in debt obligations issued by or on behalf of states, territories, and possessions of the United States, including the District of Columbia, and any political subdivision or financing authority of any of these, the income from which is, in the opinion of qualified legal counsel, exempt from all federal income tax including the alternative minimum tax ("Municipal Securities"). Examples of Municipal Securities include, but are not limited to:

* tax and revenue anticipation notes ("TRANs") issued to finance working capital needs in anticipation of receiving taxes or other revenues;

* bond anticipation notes ("BANs") that are intended to be refinanced through a later issuance of longer-term bonds;

* municipal commercial paper and other short-term notes;

* variable rate demand notes;

* municipal bonds (including bonds having serial maturities and pre-refunded bonds) and leases; and

* participation, trust, and partnership interests in any of the foregoing obligations.

VARIABLE RATE DEMAND NOTES

Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Trust with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Trust to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Trust to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Trust treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Trust may next tender the security for repurchase.

PARTICIPATION INTERESTS

The Trust may purchase interests in Municipal Securities from financial institutions such as commercial and investment banks, savings associations, and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Trust to treat the income from the investment as exempt from federal income tax. The Trust invests in these participation interests in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying Municipal Securities.

MUNICIPAL LEASES

Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above. Lease obligations may be subject to periodic appropriation. Municipal leases are subject to certain specific risks in the event of default or failure of appropriation.

REPURCHASE AGREEMENTS

Certain securities in which the Trust invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Trust and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the seller does not repurchase the securities from the Trust, the Trust could receive less than the repurchase price on any sale of such securities.

CREDIT ENHANCEMENT

Certain of the Trust's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, default, or change in the credit quality of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security and could cause losses to the Trust and affect its share price. The Trust may have more than 25% of its total assets invested in securities credit-enhanced by banks.

DEMAND FEATURES

The Trust may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Trust. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Trust uses these arrangements to provide the Trust with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Trust may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Trust purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Trust to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

The Trust may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Trust may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Trust may realize short-term profits or losses upon the sale of such commitments.

TEMPORARY INVESTMENTS

From time to time, when the investment adviser determines that market conditions call for a temporary defensive posture, the Trust may invest in tax-exempt or taxable securities, all of comparable quality to other securities in which the Trust invests, such as: obligations issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; instruments issued by a U.S. branch of a domestic bank or other deposit institutions having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment; repurchase agreements (arrangements in which the organization selling the Trust a temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price); and prime commercial paper rated A-1 by Standard and Poor's Ratings Group, Prime-1 by Moody's Investors Services, Inc., or F-1 by Fitch Investors Service, Inc. Although the Trust is permitted to make taxable, temporary investments, there is no current intention to do so.

MUNICIPAL SECURITIES

Municipal Securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of Municipal Securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

INVESTMENT RISKS

Yields on Municipal Securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. The ability of the Trust to achieve its investment objective also depends on the continuing ability of the issuers of Municipal Securities and participation interests, or the credit enhancers of either, to meet their obligations for the payment of interest and principal when due. In addition, from time to time, the supply of Municipal Securities acceptable for purchase by the Trust could become limited.

The Trust may invest in Municipal Securities which are repayable out of revenue streams generated from economically related projects or facilities and/or whose issuers are located in the same state. Sizable investments in these Municipal Securities could involve an increased risk to the Trust should any of these related projects or facilities experience financial difficulties.

Obligations of issuers of Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislators, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of states or municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected. The Fund's concentration in Municipal Securities may entail a greater level of risk than other types of money market funds.

INVESTMENT LIMITATIONS

The Trust will not borrow money directly or through reverse repurchase agreements (arrangements in which the Trust sells a money market instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Trust may borrow up to one-third of the value of its total assets and pledge up to 10% of the value of total assets to secure such borrowings.

The Trust will not invest more than 10% of the value of its total assets in illiquid securities, including repurchase agreements maturing in more than seven days.

                             TRUST INFORMATION

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.
INVESTMENT ADVISER

Investment decisions for the Trust are made by Federated Management, the Trust's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Trust and is responsible for the purchase and sale of portfolio instruments.

ADVISORY FEES

The adviser receives an annual investment advisory fee equal to 0.50% of the Trust's average daily net assets. The adviser may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Trust, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

ADVISER'S BACKGROUND

Federated Management, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $110 billion invested across more than 300 funds under management and/or administration by its subsidiaries, as of December 31, 1996, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,500 financial institutions nationwide.

Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Trust and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Trust's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Trust; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.

DISTRIBUTION OF INSTITUTIONAL SERVICE SHARES

Federated Securities Corp. is the principal distributor for Institutional Service Shares of the Trust. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.


SHAREHOLDER SERVICES

The Trust has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Trust may make payments up to 0.25% of the average daily net assets of the Institutional Service Shares, computed at an annual rate, to obtain certain personal services for shareholders and to provide the maintenance of shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily.

Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Trust and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS

In addition to payments made pursuant to the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Trust. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Trust's investment adviser or its affiliates.

ADMINISTRATION OF THE TRUST

ADMINISTRATIVE SERVICES

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Trust at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors as specified below:

                                       AVERAGE AGGREGATE
 MAXIMUM FEE              DAILY NET ASSETS
    0.15%                           on the first $250 million
    0.125%                         on the next $250 million
    0.10%                           on the next $250 million
    0.075%                 on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

                                       NET ASSET VALUE

The Trust attempts to stabilize the net asset value of shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to Institutional Service Shares from the value of Trust assets attributable to Institutional Service Shares, and dividing the remainder by the number of shares outstanding. The Trust cannot guarantee that its net asset value will always remain at $1.00 per share.

The net asset value is determined at 12:00 noon, 3:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

                                HOW TO PURCHASE SHARES

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock Exchange is open for business. Shares may be purchased either by wire or by check. The Trust reserves the right to reject any purchase request.

To make a purchase, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken by telephone. The minimum initial investment is $25,000. However, an account may be opened with a smaller amount as long as the minimum is reached within 90 days. Minimum investments will be calculated by combining all accounts maintained with the Trust. Financial institutions may impose different minimum investment requirements on their customers.

PURCHASING SHARES BY WIRE

Shares may be purchased by Federal Reserve wire by calling the Trust before 3:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) that day. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to: Tax-Free Instruments Trust -- Institutional Service Shares; Fund Number (this number can be found on the account statement or by contacting the Trust); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

PURCHASING SHARES BY CHECK

Shares may be purchased by sending a check to Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. The check should be made payable to: Tax-Free Instruments Trust -- Institutional Service Shares. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.

                               HOW TO REDEEM SHARES

Shares are redeemed at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Redemptions will be made on days on which the Trust computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

REDEEMING SHARES BY TELEPHONE

Redemptions in minimum amounts of $1,000 may be made by calling the Trust provided the Trust has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests received before 12:00 p.m. (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Proceeds from redemption requests on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement.

Telephone instructions may be recorded and if reasonable procedures are not followed by the Trust, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares By Mail" should be considered. If at any time the Trust shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.

REDEEMING SHARES BY MAIL

Shares may be redeemed in any amount by mailing a written request to:
Federated Shareholder Services Company, P.O. Box 8600, Boston, MA
02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: the Trust name and the class designation; the account name as registered with the Trust; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Trust or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Trust does not accept signatures guaranteed by a notary public.

                       ACCOUNT AND SHARE INFORMATION

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Trust unless cash payments are requested by writing to the Trust. Shares purchased by wire before 3:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.

CAPITAL GAINS

The Trust does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Trust will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.

CERTIFICATES AND CONFIRMATIONS
As transfer agent for the Trust, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Trust or Federated Shareholder Services Company in writing. Monthly confirmations are sent to report all transactions as well as dividends paid during the month.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Trust may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $25,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

VOTING RIGHTS

Each share of the Trust owned by a shareholder gives that shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shareholders of that portfolio or class are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's operation and for election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.

As of May 7, 1997, Fiduciary Trust Co. International, organized in the state of New York, owned 38.55% of the Institutional Service Shares of the Trust, and, therefore, may, for certain purposes, be deemed to control the Trust and be able to affect the outcome of certain matters presented for a vote of shareholders.

                                   TAX INFORMATION

FEDERAL INCOME TAX

The Trust will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Shareholders are not required to pay the federal regular income tax on any dividends received from the Trust that represent net interest on tax-exempt municipal bonds. However, under the Tax Reform Act of 1986, dividends representing net interest earned on certain "private activity" bonds issued after August 7, 1986, may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations. The Trust may purchase, within the limits of its investment policies, all types of municipal bonds, including private activity bonds.

The alternative minimum tax applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.

Dividends of the Trust representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional shares.

STATE AND LOCAL TAXES

In the opinion of Houston, Donnelly & Meck, counsel to the Trust, Trust shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Trust would be subject to such taxes if owned directly by residents of those jurisdictions.

Because interest received by the Trust may not be exempt from all state and local income taxes, shareholders may be required to pay state and local taxes on dividends received from the Trust. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

                          OTHER CLASSES OF SHARES

The Trust also offers another class of shares called Investment Shares. Investment Shares are sold at net asset value primarily to individuals, and are subject to a minimum initial investment of $500.

All classes are subject to certain of the same expenses. Investment Shares are distributed with no 12b-1 Plan but are subject to shareholder services fees. Expense differences between classes may affect the performance of each class.

To obtain more information and a prospectus for any other class, investors may call 1-800-341-7400.

                          PERFORMANCE INFORMATION

From time to time, the Trust advertises its total return, yield, effective yield, and tax-equivalent yield. The performance figures will be calculated separately for each class of shares.

Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The tax-equivalent yield is calculated similarly to the yield, but is adjusted to reflect the taxable yield that would have to be earned to equal the Trust's tax-exempt yield, assuming a specific tax rate.

Total return represents the change, over a specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Trust may refer to ratings, rankings, and other information in certain financial publications and/or compare the Trust's performance to certain indices.

TAX-FREE INSTRUMENTS TRUST
INSTITUTIONAL SERVICE SHARES

Federated Investors Tower
Pittsburgh, PA 15222-3779

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER
Federated Management
Federated Investors Tower
Pittsburgh, PA 15222-3779

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

INDEPENDENT PUBLIC ACCOUNTANTS
Arthur Andersen LLP
2100 One PPG Place
Pittsburgh, PA 15222

Federated Securities Corp., Distributor
Cusip 876924200
8062810A-SS (5/97)

[Graphic]

Tax-Free Instruments Trust
Institutional Service Shares

PROSPECTUS

MAY 31, 1997

An Open-End
Management Investment Company






TAX-FREE INSTRUMENTS TRUST
INVESTMENT SHARES
INSTITUTIONAL SERVICE SHARES

STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information should be read with the prospectuses of Tax-Free Instruments Trust (the "Trust"), dated May 31, 1997. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-341-7400.

FEDERATED INVESTORS TOWER
PITTSBURGH, PA 15222-3779

Statement dated May 31, 1997

[Graphic]

Cusip 876924101
Cusip 876924200
8062810B (5/97)

TABLE OF CONTENTS

INVESTMENT POLICIES                                                      1
  Acceptable Investments                                                          1
  Participation Interests                                                             1
  Municipal Leases                                                                    1
  Ratings                                                                                    1
  When-Issued and Delayed Delivery Transactions                   1
  Repurchase Agreements                                                          2
  Reverse Repurchase Agreements                                            2
  Credit Enhancement                                                                2
INVESTMENT LIMITATIONS
  Selling Short and Buying on Margin                                        2
  Borrowing Money                                                                    2
  Pledging Assets                                                                        2
  Lending Cash or Securities                                                      3
  Investing in Commodities and Minerals                                  3
  Investing in Real Estate                                                           3
  Underwriting                                                                           3
  Concentration of Investments                                                  3
  Diversification of Investments                                                 3
  Investing in Illiquid Securities                                                 3
  Investing in Securities of Other
   Investment Companies                                                            3
  Investing in New Issuers                                                          3
  Investing in Issuers Whose Securities
   are Owned by Officers and Trustees                                       3
  Investing in Options                                                                 4
  Investing for Control                                                                4
  Regulatory Compliance                                                            4
TAX-FREE INSTRUMENTS TRUST MANAGEMENT        4
  The Funds                                                                                8
  Share Ownership                                                                     8
  Trustee Compensation                                                             9
  Trustee Liability                                                                      9
INVESTMENT ADVISORY SERVICES                                9
  Investment Adviser                                                                  9
  Advisory Fees                                                                        10
BROKERAGE TRANSACTIONS                                          10
  Accounts with Low Balances (Investment Shares)                10
OTHER SERVICES                                                                10
  Trust Administration                                                              10
  Custodian and Portfolio Accountant                                      10
  Transfer Agent                                                                        10
  Independent Public Accountants                                            11
SHAREHOLDER SERVICES                                                 11
DETERMINING NET ASSET VALUE                                  11
REDEMPTION IN KIND                                                        11
MASSACHUSETTS PARTNERSHIP LAW                          11
THE TRUST'S TAX STATUS                                                12
PERFORMANCE INFORMATION                                        12
  Yield                                                                                       12
  Effective Yield                                                                        12
  Tax-Equivalent Yield                                                              12
  Tax-Equivalency Table                                                           12
  Total Return                                                                            13
  Performance Comparisons                                                      14
  Economic and Market Information                                         14
ABOUT FEDERATED INVESTORS                                     14
  Mutual Fund Market                                                               15
  Institutional Clients                                                                 15
  Bank Marketing                                                                      15
  Broker/Dealers and Bank Broker/Dealer
   Subsidiaries                                                                            15
FINANCIAL STATEMENTS                                                   15
APPENDIX                                                                               16


INVESTMENT POLICIES

Unless indicated otherwise, the policies described below may not be changed by the Board of Trustees without shareholder approval.

ACCEPTABLE INVESTMENTS

When determining whether a security presents minimal credit risks, the investment adviser will consider the creditworthiness of: the issuer of the security; the issuer of any demand feature applicable to the security; or any guarantor of either the security or any demand feature.

PARTICIPATION INTERESTS

The financial institutions from which the Trust purchases participation interests frequently provide or secure from another financial institution irrevocable letters of credit or guarantees and give the Trust the right to demand payment of the principal amounts of the participation interests plus accrued interest on short notice (usually within seven days). The municipal securities subject to the participation interests are not limited to the Trust's maximum maturity requirements so long as the participation interests include the right to demand payment from the issuers of those interests. By purchasing these participation interests, the Trust is buying a security meeting the maturity and quality requirements of the Trust and also is receiving the tax-free benefits of the underlying securities.

MUNICIPAL LEASES

The Trust may purchase municipal securities in the form of participation interests that represent an undivided proportional interest in lease payments by a governmental or nonprofit entity. The lease payments and other rights under the lease provide for and secure payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. Furthermore, a lease may provide that the participants cannot accelerate lease obligations upon default. The participants would only be able to enforce lease payments as they became due. In the event of a default or failure of appropriation, unless the participation interests are credit enhanced, it is unlikely that the participants would be able to obtain an acceptable substitute source of payment.

In determining the liquidity of municipal lease securities, the investment adviser, under the authority delegated by the Trustees, will base its determination on the following factors: whether the lease can be terminated by the lessee; the potential recovery, if any, from a sale of the leased property upon termination of the lease; the lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics and prospects); the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an "event of non-appropriation"); and any credit enhancement or legal recourse provided upon an event of non-appropriation or other termination of the lease.

RATINGS

The securities in which the Trust invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized statistical rating organizations ("NRSROs") or be of comparable quality to securities having such ratings. The NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's Ratings Group ("S&P"), MIG-1 or MIG-2 by Moody's Investors Service, Inc. ("Moody's"), or F-1+, F-1, or F-2 by Fitch Investors Service, Inc. ("Fitch") are all considered rated in one of the two highest short-term rating categories. The Trust will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two NRSROs in one of their two highest rating categories. See "Regulatory Compliance."

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

These transactions are made to secure what is considered to be an advantageous price or yield for the Trust. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Trust in a dollar amount sufficient to make payment for the securities to be purchased are: segregated on the Trust's records at the trade date; marked to market daily; and maintained until the transaction is settled. The Trust does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

REPURCHASE AGREEMENTS

Certain securities in which the Trust invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Trust and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the seller does not repurchase the securities from the Trust, the Trust could receive less than the repurchase price on any sale of such securities. The Trust or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. In the event that a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Trust might be delayed pending court action. The Trust believes that under the regular procedures normally in effect for custody of the Trust's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Trust and allow retention or disposition of such securities. The Trust will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Trust's adviser to be creditworthy pursuant to guidelines established by the Trustees.

REVERSE REPURCHASE AGREEMENTS

The Trust may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Trust transfers possession of a portfolio instrument in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future the Trust will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Trust to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but does not ensure this result. However, liquid assets of the Trust, in a dollar amount sufficient to make payment for the securities to be purchased, are: segregated on the Trust's records at the trade date; marked to market daily; and maintained until the transaction is settled.

CREDIT ENHANCEMENT
The Trust typically evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "credit enhancer"), rather than the issuer. However, credit-enhanced securities will not be treated as having been issued by the credit enhancer for diversification purposes, unless the Trust has invested more than 10% of its assets in securities issued, guaranteed or otherwise credit enhanced by the credit enhancer, in which case the securities will be treated as having been issued by both the issuer and the credit enhancer.

The Trust may have more than 25% of its total assets invested in securities credit enhanced by banks.

INVESTMENT LIMITATIONS

SELLING SHORT AND BUYING ON MARGIN

The Trust will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as are necessary for clearance of purchases and sales of securities.

BORROWING MONEY

The Trust will not borrow money except as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 5% of the value of its total assets. In addition, the Trust may enter into reverse repurchase agreements and otherwise borrow up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio securities. This latter practice is not for investment leverage but solely to facilitate management of the portfolio by enabling the Trust to meet redemption requests when the liquidation of portfolio securities would be inconvenient or disadvantageous.

Interest paid on borrowed funds will serve to reduce the Trust's income. The Trust will liquidate any borrowings as soon as possible and may not purchase any portfolio instruments while any borrowings are outstanding.

PLEDGING ASSETS

The Trust will not mortgage, pledge, or hypothecate its assets except to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding 10% of the value of total assets at the time of the pledge.

LENDING CASH OR SECURITIES

The Trust will not lend any of its assets, except that it may acquire publicly or non-publicly issued municipal securities or temporary investments or enter into repurchase agreements, as permitted by its investment objective and policies.

INVESTING IN COMMODITIES AND MINERALS

The Trust will not purchase or sell commodities, commodity contracts, or oil, gas or other mineral exploration or development programs.

INVESTING IN REAL ESTATE

The Trust will not purchase or sell real estate, although it may invest in municipal securities secured by real estate or interests in real estate. UNDERWRITING

The Trust will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

CONCENTRATION OF INVESTMENTS

The Trust will not purchase securities (other than securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities) if, as a result of such purchase, more than 25% of the value of its assets would be invested in any one industry.

This policy applies to securities which are related in such a way that an economic, business, or political development affecting one security would also affect the other securities (such as securities paid from revenues from selected projects in transportation, public works, education, or housing).

DIVERSIFICATION OF INVESTMENTS

With respect to securities comprising 75% of its assets, the Trust will not invest more than 5% of its total assets in the securities of any one issuer.

Under this limitation, each governmental subdivision, including states and the District of Columbia, territories, possessions of the United States, or their political subdivisions, agencies, authorities, instrumentalities, or similar entities, will be considered a separate issuer if its assets and revenues are separate from those of the governmental body creating it and the security is backed only by its own assets and revenues. Industrial development bonds backed only by the assets and revenues of a nongovernmental user are considered to be issued solely by that user.

INVESTING IN ILLIQUID SECURITIES

The Trust will not invest more than 10% of the value of its total assets in illiquid securities, including repurchase agreements maturing in more than seven days.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Trust will not acquire the voting securities of any issuer, except as part of a merger, consolidation, or other acquisition of other assets. It may not invest in securities issued by any other investment company or investment trust.

INVESTING IN NEW ISSUERS

The Trust will not invest more than 5% of the value of its total assets in securities of issuers (or in the alternative, guarantors, where applicable) which have records of less than three years of continuous operations, including the operation of any predecessor.

INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND TRUSTEES

The Trust will not purchase or retain the securities of any issuer other than the Trust if the Officers and Trustees of the Trust or its investment adviser, owning individually more than .50% of the issuer's securities, together beneficially own more than 5% of the issuer's securities.

INVESTING IN OPTIONS
The Trust will not purchase or sell puts, calls, straddles, spreads, or any combination of them except that the Trust may purchase municipal securities from a bank, broker, dealer, or other person accompanied by the agreement of the seller to purchase them, at the Trust's option, prior to maturity.

The above limitations cannot be changed without shareholder approval. The following investment limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

INVESTING FOR CONTROL

The Trust will not invest in securities of a company for the purpose of exercising control or management.

For purposes of the above limitations, the Trust considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

The Trust did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.

REGULATORY COMPLIANCE

The Trust may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Trust will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Trust will determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Trust may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

TAX-FREE INSTRUMENTS TRUST MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with Tax-Free Instruments Trust, and principal occupations.

John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA

Birthdate: July 28, 1924

Chairman and Trustee

Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds.
Thomas G. Bigley
15 Old Timber Trail
Pittsburgh, PA

Birthdate: February 3, 1934

Trustee

Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Director, Member of Executive Committee, University of Pittsburgh; Director or Trustee of the Funds.

John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL

Birthdate: June 23, 1937

Trustee

President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.

William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA

Birthdate: July 4, 1918

Trustee

Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.

James E. Dowd
571 Hayward Mill Road
Concord, MA

Birthdate: May 18, 1922

Trustee

Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director or Trustee of the Funds.

Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA

Birthdate: October 11, 1932

Trustee

Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.

Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA

Birthdate: June 18, 1924

Trustee

Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.

Peter E. Madden
One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL

Birthdate: March 16, 1942

Trustee

Consultant; Former State Representative, Commonwealth of Massachusetts; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation; Director or Trustee of the Funds.

Gregor F. Meyer
Boca Grande Club
Boca Grande, FL

Birthdate: October 6, 1926

Trustee

Attorney, Retired Member of Miller, Ament, Henny & Kochuba; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director or Trustee of the Funds.

John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA

Birthdate: December 20, 1932

Trustee

President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director or Trustee of the Funds.

Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA

Birthdate: September 14, 1925

Trustee

Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University, U.S. Space Foundation and Czech Management Center; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center; Director or Trustee of the Funds.

Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA

Birthdate: June 21, 1935

Trustee

Public Relations/Marketing/Conference Planning, Manchester Craftsmen's Guild; Restaurant Consultant, Frick Art & History Center; Conference Coordinator, University of Pittsburgh Art History Department; Director or Trustee of the Funds.

Glen R. Johnson
Federated Investors Tower
Pittsburgh, PA

Birthdate: May 2, 1929

President

Trustee, Federated Investors; President and/or Trustee of some of the Funds; staff member, Federated Securities Corp.

J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA

Birthdate: April 11, 1949

Executive Vice President

President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Trust.

Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA

Birthdate: October 22, 1930

Executive Vice President

Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.

John W. McGonigle
Federated Investors Tower
Pittsburgh, PA

Birthdate: October 26, 1938

Executive Vice President, Secretary and Treasurer

Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.

Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA

Birthdate: May 17, 1923

Vice President

Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.


* This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.

@ Member of the Executive Committee. The Executive Committee of the Board of
  Trustees handles the responsibilities of the Board between meetings of the Board.

THE FUNDS

As referred to in the list of Trustees and Officers, "Funds" includes the following investment companies:

111 Corcoran Funds; Arrow Funds; Automated Government Money Trust; BayFunds; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; SouthTrust Vulcan Funds; Star Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Biltmore Funds; The Biltmore Municipal Funds; The Monitor Funds; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; Wesmark Funds; and World Investment Series, Inc.

Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc. -- 1999.

SHARE OWNERSHIP

Officers and Trustees as a group own less than 1% of the Trust's outstanding Investment Shares.

As of May 8, 1997, the following shareholders of record owned 5% or more of the outstanding Investment Shares of the Trust: Stephens, Inc., Little Rock, Arkansas, owned approximately 37,496,500 shares (19.81%); and BHC Securities, Inc., Philadelphia, Pennsylvania, owned approximately 14,662,711 shares (7.74%).
As of May 7, 1997, the following shareholders of record owned 5% or more of the outstanding Institutional Service Shares of the Trust: Fiduciary Trust Co. International, New York, New York, owned approximately 97,425,800 shares (38.55%); Memphis Commerce Square, c/o National Bank of Commerce, Memphis, Tennessee, owned approximately 18,089,776 shares (7.16%); State Street Bank and Trust, North Quincy, Massachusetts, owned approximately 16,279,834 shares (6.44%); and Citibank NA, Long Island City, New York owned approximately 15,735,269 shares (6.23%).

TRUSTEE COMPENSATION

                                      AGGREGATE
 NAME,                      COMPENSATION
 POSITION WITH              FROM                   TOTAL COMPENSATION PAID
 TRUST                             TRUST*#                    FROM FUND COMPLEX+

 John F. Donahue                   $0                  $0 for the Trust and
 Chairman and Trustee                                  56 other investment companies in the Fund Complex
 Thomas G. Bigley              $ 2,643.32         $108,725 for the Trust and
 Trustee                                                         56 other investment companies in the Fund Complex
 John T. Conroy, Jr.            $ 2,908.09         $119,615 for the Trust and
 Trustee                                                         56 other investment companies in the Fund Complex
 William J. Copeland          $ 2,908.09         $119,615 for the Trust and
 Trustee                                                         56 other investment companies in the Fund Complex
 James E. Dowd                  $ 2,908.09          $119,615 for the Trust and
 Trustee                                                         56 other investment companies in the Fund Complex
 Lawrence D. Ellis, M.D.    $ 2,643.32         $108,725 for the Trust and
 Trustee                                                         56 other investment companies in the Fund Complex
 Edward L. Flaherty, Jr.      $ 2,908.09         $119,615 for the Trust and
 Trustee                                                         56 other investment companies in the Fund Complex
 Peter E. Madden                $ 2,643.32         $108,725 for the Trust and
 Trustee                                                         56 other investment companies in the Fund Complex
 Gregor F. Meyer                $ 2,643.32         $108,725 for the Trust and
 Trustee                                                         56 other investment companies in the Fund Complex
 John E. Murray, Jr.            $ 2,643.32         $108,725 for the Trust and
 Trustee                                                         56 other investment companies in the Fund Complex
 Wesley W. Posvar             $ 2,643.32         $108,725 for the Trust and
 Trustee                                                         56 other investment companies in the Fund Complex
 Marjorie P. Smuts              $ 2,643.32        $108,725 for the Trust and
 Trustee                                                         56 other investment companies in the Fund Complex



* Information is furnished for the fiscal year ended March 31, 1997.

# The aggregate compensation is provided for the Trust which is comprised of one portfolio.

+ The information is provided for the last calendar year.


TRUSTEE LIABILITY

The Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

INVESTMENT ADVISORY SERVICES

INVESTMENT ADVISER

The Trust's investment adviser is Federated Management. It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue.

The adviser shall not be liable to the Trust or any shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

ADVISORY FEES

For its advisory services, Federated Management receives an annual investment advisory fee as described in the prospectus. For the fiscal years ended March 31, 1997, 1996, and 1995, the adviser earned $8,802,596, $8,657,750, and $8,274,688, respectively, of which $1,432,278, $2,483,925, and $2,852,758, respectively, were waived.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Trust or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Trust and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal years ended March 31, 1997, 1996, and 1995, the Trust paid no brokerage commissions.

Although investment decisions for the Trust are made independently from those of the other accounts managed by the adviser, investments of the type the Trust may make may also be made by those other accounts. When the Trust and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Trust or the size of the position obtained or disposed of by the Trust. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Trust.

ACCOUNTS WITH LOW BALANCES (INVESTMENT SHARES)

The average monthly account balance policy, whereby shareholders maintain a $5,000 average monthly account balance in order to avoid the $3.00 monthly fee, is not applicable to Liberty Life Members; shareholders who have purchased shares through Aetna Insurance Company of America and its affiliates or the Lutheran Brotherhood; associates of E.D. Jones & Co., L.P., and employees of Federated Investors.

OTHER SERVICES

TRUST ADMINISTRATION

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Trust for a fee as described in the prospectus. From March 1, 1994 to March 1, 1996, Federated Administrative Services, a subsidiary of Federated Investors, served as the Trust's Administrator. For purposes of this Statement of Additional Information, Federated Services Company and Federated Administrative Services may hereinafter collectively be referred to as the "Administrators." For the fiscal years ended March 31, 1997, 1996, and 1995, the Administrators earned $1,330,311, $1,310,182, and $1,252,788, respectively.

CUSTODIAN AND PORTFOLIO ACCOUNTANT

State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Trust. Federated Services Company, Pittsburgh, PA, provides certain accounting and recordkeeping services with respect to the Trust's portfolio investments. The fee paid for this service is based upon the level of the Trust's average daily net assets for the period plus out-of-pocket expenses.

TRANSFER AGENT

Federated Services Company, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records and receives a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT PUBLIC ACCOUNTANTS

The independent public accountants for the Trust are Arthur Andersen LLP, Pittsburgh, PA.
SHAREHOLDER SERVICES

This arrangement permits the payment of fees to Federated Shareholder Services and financial institutions to cause services to be provided which are necessary for the maintenance of shareholder accounts and to encourage personal services to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to: providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses. By adopting the Shareholder Services Agreement, the Trustees expect that the Trust will benefit by: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts. For the fiscal year ended March 31, 1997, payment in the amount of $2,178,734 was made pursuant to the Shareholder Services Agreement, all of which was paid to financial institutions.

DETERMINING NET ASSET VALUE

The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Trust computed by dividing the annualized daily income on the Trust's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Trust's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Trust's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

REDEMPTION IN KIND

The Trust is obligated to redeem shares solely in cash up to $250,000 or 1% of the Trust's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount will also be in cash unless the Trustees determine that further payments should be in kind. In such cases, the Trust will pay all or a portion of the remainder of the redemption in portfolio instruments valued in the same way as the Trust determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders who sell these securities could receive less than the redemption value and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

THE TRUST'S TAX STATUS

To qualify for the special tax treatment afforded to regulated investment companies, the Trust must, among other requirements: derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities; derive less than 30% of its gross income from the sale of securities held less than three months; invest in securities within certain statutory limits; and distribute to its shareholders at least 90% of its net income earned during the year.

PERFORMANCE INFORMATION

Performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates; changes in expenses; and the relative amount of cash flow. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares of the Trust, the performance will be reduced for those shareholders paying those fees.

YIELD

The yield is calculated based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by: determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7.

For the seven-day period ended March 31, 1997, the yield for Investment Shares was 2.90%, Institutional Service Shares was 3.05%.

EFFECTIVE YIELD

The effective yield is calculated by compounding the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result.

For the seven-day period ended March 31, 1997, the effective yield for Investment Shares was 2.94%, Institutional Service Shares was 3.09%.

TAX-EQUIVALENT YIELD

The tax-equivalent yield of the Trust is calculated similarly to the yield but is adjusted to reflect the taxable yield that the Trust would have had to earn to equal its actual yield, assuming 28% tax rate (the maximum effective federal rate for individuals) and assuming that the income is 100% tax exempt.

For the seven-day period ended March 31, 1997, the tax-equivalent yield for Investment Shares was 4.03%, Institutional Service Shares was 4.24%.

TAX-EQUIVALENCY TABLE

A tax-equivalency table may be used in advertising and sales literature. The interest earned by the municipal securities in the Trust's portfolio generally remains free from federal regular income tax,* and is often free from state and local taxes as well. As the table below indicates, a "tax-free" investment can be an attractive choice for investors, particularly in times of narrow spreads between tax-free and taxable yields.


                                 TAXABLE YIELD EQUIVALENT FOR 1997
                                       MULTISTATE MUNICIPAL FUNDS
 FEDERAL INCOME TAX BRACKET:
                          15.00%     28.00%               31.00%                36.00%             39.60%
 JOINT                 $1-         $41,201-            $99,601-               $151,751-          OVER
 RETURN         41,200        99,600              151,750                  271,050         $271,050
 SINGLE              $1-         $24,651-            $59,751-               $124,651-          OVER
 RETURN         24,650        59,750              124,650                  271,050         $271,050


 TAX-EXEMPT
 YIELD                                 TAXABLE YIELD EQUIVALENT
 1.00%                1.18%        1.39%               1.45%                    1.56%              1.66%
 1.50%                1.76%         2.08%              2.17%                    2.34%              2.48%
 2.00%                2.35%         2.78%              2.90%                    3.13%              3.31%
 2.50%                2.94%         3.47%              3.62%                    3.91%              4.14%
 3.00%                3.53%         4.17%              4.35%                    4.69%              4.97%
 3.50%                4.12%         4.86%              5.07%                    5.47%              5.79%
 4.00%                4.71%         5.56%              5.80%                    6.25%              6.62%
 4.50%                5.29%         6.25%              6.52%                    7.03%              7.45%
 5.00%                5.88%         6.94%              7.25%                    7.81%              8.28%
 5.50%                6.47%         7.64%              7.97%                    8.59%              9.11%
 6.00%                7.06%         8.33%              8.70%                    9.38%              9.93%
 6.50%                7.65%         9.03%              9.42%                  10.16%            10.76%
 7.00%                8.24%         9.72%             10.14%                 10.94%            11.59%
 7.50%                8.82%        10.42%            10.87%                 11.72%            12.42%
 8.00%                9.41%        11.11%            11.59%                 12.50%            13.25%


Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

The chart above is for illustrative purposes only. It is not an indicator of past or future performance of the Trust shares.

* Some portion of the Trust's income may be subject to the federal alternative minimum tax and state and local taxes.

TOTAL RETURN

Average annual total return is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.

For the one-, five-, and ten-year periods ended March 31, 1997 the average annual total returns for Investment Shares were 2.92%, 2.67% and 3.80%, respectively. For the one-year period ended March 31, 1997, and for the period from October 15, 1993 through March 31, 1997, the average annual total returns for Institutional Service Shares were 3.08% and 2.98%, respectively.

PERFORMANCE COMPARISONS

Investors may use financial publications and/or indices to obtain a more complete view of the Trust's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Trust uses in advertising may include:

  * LIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

  * IBC/DONOGHUE'S MONEY FUND REPORT publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

  * MONEY, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Trust's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Trust can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.

ECONOMIC AND MARKET INFORMATION

Advertising and sales literature for the Trust may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Trust portfolio managers and their views and analysis on how such developments could affect the funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute.

ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making --structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.

The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars in annual trading volume.

In the money market sector, Federated Investors gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1996, Federated Investors managed more than $50.3 billion in assets across 50 money market funds, including 18 government, 11 prime and 21 municipal with assets approximating $28.0 billion, $12.8 billion and $9.5 billion, respectively.

J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international and global portfolios.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3.5 trillion to the more than 6,000 funds available.*

Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:

INSTITUTIONAL CLIENTS

Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.

BANK MARKETING

Other institutional clients include close relationships with more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated funds are available to consumers through major brokerage firms nationwide -- we have over 2,200 broker/dealer and bank broker/dealer relationships across the country -- supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Federated Securities Corp.

FINANCIAL STATEMENTS

The Financial Statements for the fiscal year ended March 31, 1997, are incorporated herein by reference to the Annual Report to Shareholders of the Trust dated March 31, 1997 (File Nos. 2-75122 and 811-3337). A copy of the report may be obtained without charge by contacting the Trust.

* Source: Investment Company Institute

APPENDIX

STANDARD & POOR'S RATINGS GROUP SHORT-TERM MUNICIPAL OBLIGATION RATINGS

A Standard & Poor's Ratings Group (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1 -- Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2 -- Satisfactory capacity to pay principal and interest.

VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS

S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-L+, AA/A-I+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)

COMMERCIAL PAPER (CP) RATINGS

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 -- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

LONG-TERM DEBT RATINGS

AAA -- Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA -- Debt rate "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A -- Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

MOODY'S INVESTORS SERVICE, INC., SHORT-TERM MUNICIPAL OBLIGATION RATINGS

Moody's Investor Service, Inc. (Moody's) short-term ratings are designated Moody's Investment Grade (MIG or VMIG) (see below). The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1 -- This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2 -- This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, AAA/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

COMMERCIAL PAPER (CP) RATINGS

P-1 -- Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2 -- Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

LONG-TERM DEBT RATINGS

AAA -- Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA -- Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

NR -- Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1) -- The underlying issuer/obligor/guarantor has other outstanding debt rated "AAA" by S&P or "AAA" by Moody's.
NR(2) -- The underlying issuer/obligor/guarantor has other outstanding debt rated "AA" by S&P or "AA" by Moody's.

NR(3) -- The underlying issuer/obligor/guarantor has other outstanding debt rated "A" by S&P or Moody's.

FITCH INVESTORS SERVICE, INC. SHORT-TERM DEBT RATING DEFINITIONS

F-1+ -- Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 -- Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.

F-2 -- Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.





PART C. OTHER INFORMATION

Item 24.  Financial Statements and Exhibits:

          1. Financial Statements (Incorporated by reference to the Annual Report of the Registrant dated March 31, 1997). (File Nos. 2-75122 and 811-3337).
          2.   Exhibits:
               a) Conformed copy of Amended Declaration of Trust of the Registrant; (11)
               b)   Copy of By-Laws of the Registrant; (5)
               c)   Not applicable;
               d) Copy of Specimen Certificate for Shares of Beneficial Interest of the Registrant; (2)
               e)   Copy of Investment Advisory Contract of the Registrant;
                    (7)
               f)   (i)  Conformed copy of Distributor's Contract     of
                    the Registrant; (10)
                    (ii) The Registrant hereby incorporates the  conformed
                    copy of the specimen Mutual   Funds Sales and Service
                    Agreement; Mutual   Funds Service Agreement and Plan
                         Trustee/Mutual Funds Service Agreement  from Item
                    4(b)(6) of the Cash Trust Series   II Registration
                    Statement of Form N-1A, filed with the Commission on July 24, 1995. (File Nos. 33-38550 and 811-6269);
               g)   Not applicable;
               h)   Conformed copy of Custodian Agreement of the
                    Registrant; (11)
               i)   (i)  Conformed copy of Agreement for Fund    Accounting
                    Services, Administrative      Services, Transfer Agency
                    Services, and  Custody Services Procurement; (12)
                    (ii) Conformed copy of Shareholder Services  Agreement;
                    (11)
                    (iii)     The responses described in Item 24(b)(6)
                         are hereby incorporated by reference;
               j) Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered; (12)
               k)   Conformed copy of Consent of Independent Public
                    Accountants; (+)
               l)   Not applicable;
               m)   Letter Agreement; (3)
               n)   Not applicable;
+  All exhibits have been filed electronically.

2. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1 Filed on August 13, 1982. (File No. 2-75122 and File No. 811-3337).
3. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 2 to its Registration Statement on Form N-1 filed on November 4, 1982. (File No. 2-75122 and File No. 811-3337).
5. Response is incorporated by reference to Registrant's Post-Effective Ammendment No. 7 to its Registration Statement on Form N-1A filed on July 14, 1987. (File No. 2-75122 and File No. 811-3337).
7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 to its Registration Statement on Form N-1A filed on July 28, 1989. (File No. 2-75122 and File No. 811-3337).
10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 to its Registration Statement on Form N-1A filed on May 26, 1994. (File No. 2-75122 and File No. 811-3337).
11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 to its Registration Statement on Form N-1A filed on May 24, 1995. (File No. 2-75122 and File No. 811-3337).
12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 27 to its Registration Statement on Form N-1A filed on May 24, 1996. (File No. 2-75122 and File No. 811-3337).
               a)   (i)  Copy of Distribution Plan of the   Registrant; (4)
                    (ii) The responses described in Item 24(b)(6)     are
                    hereby incorporated by reference;
               b)   Copy of Schedule of Computation of Yield Calculation;
                    (11)
               c)   Copy of Financial Data Schedule; (+)
               d) The Registrant hereby incorporates the conformed copy of the specimen Multiple Class Plan from Item 24(b)(18) of the World Investment Series, Inc. Registrations Statement on Form N-1A, filed with the Commission on January 26, 1996 (File Nos. 33-52149 and 811-07141);
               e)   Conformed copy of Power of Attorney. (+)
               f)
          2. (a) Financial Statements (Incorporated by reference to the Annual Report of Registrant dated March 31, 1996 (File Nos. 2-75122 and 811-3337)
                         (a)       (b)  Exhibits:
                    (2)            (1)  Conformed Copy of Amended
                         Declaration of Trust of the Registrant (11);
                    (3)            (2)  Copy of By-Laws of Registrant (5);
                    (4)            (3)  Not applicable;
                    (5)            (4)  Copy of Specimen Certificate for
                         Shares of Beneficial Interest of the Registrant
                         (2);
                    (6)            (5)  Copy of Investment Advisory
                         Contract of the Registrant (7);
                              (i)            (6)  (i)  Conformed copy of
                                   Distributor's Contract of the Registrant
                                   (10);
                    (7)            (ii) The Registrant hereby incorporates
                         the conformed copy of the specimen Mutual Funds
                         Sales and Service Agreement; Mutual Funds Service
                         Agreement and Plan Trustee/Mutual Funds Service
                         Agreement from Item 24(b)6 of the Cash Trust
                         Series II Registration Statement of Form N-1A,
                         filed with the Commission on July 24, 1995.  (File
                         Nos. 33-38550 and 811-6269)
                                        (i)            (7)  Not applicable;
                         (b)  (8)...Conformed Copy of Custodian Agreement
                              of the    Registrant (11);
                              (i)            (9)  (i)  Conformed copy of
                                   Agreement for Fund Accounting Services,
                                   Administrative Services,Transfer Agency
                                   Services, and Custody Services
                                   Procurement +;
                    (8)            (ii)  Conformed copy Shareholder
                         Services
                              (i)                 Agreement (11);
                                        (i)       (10) Conformed Copy of
                                             Opinion and Consent of Counsel
                                             as to legality of shares being
                                             registered +;
                                        (ii)      (11) Conformed copy of
                                             Consent of Independent Public
                                             Accountants +;
                                        (iii)     (12) Not applicable;
                                        (iv)      (13) Letter Agreement
                                             (3);
                                        (v)       (14) Not applicable;

+  All exhibits have been filed electronically.
2. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1 filed on August 13, 1982. (File No. 2-75122 and File No. 811-3337)
3. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 2 to its Registration Statement on Form N-1 filed on November 4, 1982. (File No. 2-75122 and File No. 811-3337)
5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 to its Registration Statement on Form N-1A filed on July 14, 1987. (File No. 2-75122 and File No. 811-3337)
7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 to its Registration Statement on Form N-1A filed on July 28, 1989. (File No. 2-75122 and File No. 811-3337).
10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 to its Registration Statement on Form N-1A filed on May 26, 1994. (File No. 2-75122 and File No. 811-3337).
11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 to its Registration Statement on Form N-1A filed on May 24, 1995. (File No. 2-75122 and File No. 811-3337).


                          (15) (i) Copy of Distribution Plan of the Registrant (4);
                    (ii) The responses described in Item 24(b)6 are hereby incorporated by reference.
               (16) Copy of Schedule of Computation of Yield Calculation
                    (11);
               (17) Copy of Financial Data Schedule; +
               (18) The Registrant hereby incorporates the conformed copy of the specimen Multiple Class Plan from Item 24(b)(18) of the World Investment Series, Inc. Registration Statement on Form N-1A, filed with the Commission on January 26, 1996. (File Nos. 33-52149 and 811-07141);
               (19) Conformed copy of Power of Attorney; +

Item 25.  Persons Controlled by or Under Common Control with Registrant:

          None

Item 26.  Number of Holders of Securities:
                                        Number of Record Holders
          Title of Class                  as of May 87, 19971996

          Shares of Beneficial Interest (no par value)

          Investment Shares                       4,6989,807
          Institutional Service Shares              458613

Item 27.  Indemnification:  (7)


+  All exhibits have been filed electronically.

4. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 2 to its Registration Statement on Form N-1 filed on January 30, 1984. (File No. 2-75122 and File No. 811-3337).
7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 to its Registration Statement on Form N-1A filed on July 28, 1989. (File No. 2-75122 and File No. 811-3337).
11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 to its Registration Statement on Form N-1A filed on May 24, 1995. (File No. 2-75122 and File No. 811-3337).

+  All exhibits have been filed electronically.

4. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 2 to its Registration Statement on Form N-1 filed on January 30, 1984. (File No. 2-75122 and File No. 811-3337)
5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 to its Registration Statement on Form N-1A filed on July 14, 1987. (File No. 2-75122 and File No. 811-3337)
7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 to its Registration Statement on Form N-1A filed on July 28, 1989. (File No. 2-75122 and File No. 811-3337).
11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 to its Registration Statement on Form N-1A filed on May 24, 1995. (File No. 2-75122 and File No. 811-3337).


Item 28.  Business and Other Connections of Investment Adviser:

(a) For a description of the other business of the investment adviser, see the section entitled "Trust Information - Management of the Trust'' in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Tax-Free Instruments Trust Management." The remaining Trustee of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is: Mark D. Olson (Partner, Wilson, Halbrook & Bayard), 107 W. Market Street, Georgetown, Delaware 19947.

       The remaining Officers of the investment adviser are: William D. Dawson,III, Henry A. Frantzen, and J. Thomas Madden, and Mark L. Mallon, Executive Vice Presidents; Peter R. Anderson, Drew J. Collins, Jonathan C. Conley, Deborah A. Cunningham, Mark E. Durbiano, J. Alan Minteer, Susan M. Nason, and Mary Jo Ochson, Senior Vice Presidents; J. Scott Albrecht, Joseph M. Balestrino, Randall S. Bauer, David F. Belton, Christine A. Bosio, David A. Briggs, Kenneth J. Cody, Alexandre de Bethmann, Linda A. Duessel, Michael J. Donnelly, Michael P. Donnelly, Kathleen M. Foody-Malus, Thomas M. Franks; Edward C. Gonzales, James E. Grefenstette, Susan
       R. Hill, Stephen A. Keen, Robert M. Kowit, Mark S. Kopinski, Jeff
       A. Kozemchak, Marian R. Marinack, Sandra L. McInerney, Susan M. Nason, Robert J. Ostrowski, Charles A. Ritter, Scott B. Schermerhorn, Frank Semack, Aash M. Shah, Scott B. Schermerhorn, William F. Stotz, Tracy P.Stouffer, Edward J. Tiedge, Paige M. Wilhelm, Jolanta M. Wysocka, Vice Presidents; Todd A. Abraham, Stafanie L. Bachhuber, Arthur J. Barry, Michael W. Casey, John T. Gentry, William R. Jamison, Constantine Kartsonsas, Robert M. March, Joseph M. Natoli, Keith J. Sabol, and Michael W. Sirianni, Gregg S. Tenser, Assistant Vice Presidents; Stephen A. Keen, Secretary; Thomas R. Donahue, Treasurer and Assistant Secretary; Richard B. Fisher, Assistant Secretary and Assistant Treasurer; Christine I. McGonigle, Assistant Secretary. The business address of each of the Officers of the investment adviser is Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the Funds listed in Part B of this Registration Statement.



       Item 29.     Principal Underwriters:

(a) Federated Securities Corp., the Distributor for shares of the Registrant, also acts as principal underwriter for the following open-end investment companies: 111 Corcoran Funds; Arrow Funds; Automated Government Money Trust; BayFunds; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
       Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; SouthTrust Vulcan Funds; Star Funds; Targeted Duration Trust; The Biltmore Funds; The Biltmore Municipal Funds; The Monitor Funds; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; Wesmark Funds; and World Investment Series, Inc.

       Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.




                                        (b)

       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant
Richard B. Fisher         Director, Chairman, Chief              Federated
Investors Tower           Executive Officer, Chief
Pittsburgh, PA 15222-3779 Operating Officer, Asst.
                          Secretary, and Asst.
                          Treasurer, Federated
                          Securities Corp.

Edward C. Gonzales        Director, Executive Vice
Federated Investors Tower President, Federated,
Pittsburgh, PA 15222-3779 Securities Corp.

Thomas R. Donahue         Director, Assistant Secretary,
Federated Investors Tower Assistant Treasurer,
Pittsburgh, PA 15222-3779 Federated Securities Corp.Corp

John B. Fisher            President-Institutional Sales,    --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz             President-Broker/Dealer,     --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark R. Gensheimer        Executive Vice President of       --
Federated Investors Tower Bank/Trust, Federated
Pittsburgh, PA 15222-3779 Securities Corp.

David M. Taylor           Executive Vice President,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779
Mark W. Bloss             Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard W. Boyd           Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Laura M. Deger            Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.      Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bryant R. Fisher          Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Christopher T. Fives      Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


James S. Hamilton         Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779
James M. Heaton           Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant


Keith Nixon               Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Solon A. Person, IV       Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Timothy C. Pillion        Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas E. Territ          Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779
John B. Bohnet            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Byron F. Bowman           Vice President, Secretary,        --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis  Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Dale R. Browne            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mary J. Combs             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Kevin J. Crenny           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Daniel T. Culbertson      Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

G. Michael Cullen         Vice President,              --
Federated Investors Tower Federated SecuritiesSecurites Corp.
Pittsburgh, PA 15222-3779

William C. Doyle          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779Laura M. Deger           Vice President,
                          --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779





       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant


Jill Ehrenfeld            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark D. Fisher            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Joseph D. Gibbons         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

John K. Goettlicher       Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Craig S. Gonzales         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Gonzales       Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bruce E. Hastings         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Beth A. Hetzel            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James E. Hickey           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Brian G. Kelly            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

H. Joseph Kennedy         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Steven A. La Versa        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark J. Miehl             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Mihm           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Michael Miller         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. O'Brien        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert D. Oehlschlager    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas A. Peters III      Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant


Robert F. Phillips        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard A. Recker         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Eugene B. Reed            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

George D. Riedel          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

John Rogers               Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Brian S. Ronayne          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck      Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward L. Smith           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

David W. Spears           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

John A. Staley            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard Suder             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jamie M. Teschner         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Tustin         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul A. Uhlman            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Miles J. Wallace          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant


John F. Wallin            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard B. Watts          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski     Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. Wolff          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward R. Bozek           Assistant Vice President,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Terri E. Bush             Assistant Vice President,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Charlene H. Jennings      Assistant Vice President,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Matthew S. Propelka       Assistant Vice President,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Timothy Radcliff       Assistant Vice President,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Denis McAuley             Treasurer,                   --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Leslie K. Platt           Assistant Secretary,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


     (c)  Not applicable



Item 30.  Location of Accounts and Records:

          All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-b promulgated thereunder are maintained at one of the following locations:

          Registrant                      Federated Investors Tower
          Tax-Free Instruments Trust      Pittsburgh, PA  15222-3779

          Federated ShareholderServices Company   Federated Investors
          TowerP.O. Box 8600
            Services Company              Pittsburgh, PA  15222-3779
          (Transfer Agent, Dividend       Boston, MA  02266-8600
           Disbursing Agent and Portfolio
           Portfolio Recordkeeper)

          Federated Services CompanyFederated Administrative Services
                                          Federated Investors Tower
          (Administrator)                 Pittsburgh, PA  15222-3779

          Federated Management            Federated Investors Tower
          (Adviser)                       Pittsburgh, PA  15222-3779

          State Street Bank and Trust     P.O. Box 8600
            Company                       Boston, MA  02266-8600
          (Custodian)

Item 31.  Management Services:  Not applicable.

Item 32.  Undertakings:

          Registrant hereby undertakes to comply with the provisions of
          Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

          Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.


                                SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, TAX-FREE INSTRUMENTS TRUST, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 22nd day of May, 1997.

                        TAX-FREE INSTRUMENTS TRUST

               BY: /s/ S. Elliott CohanNicholas J. Seitanakis
               S. Elliott CohanNicholas J. Seitanakis, Assistant Secretary Attorney in Fact for John F. Donahue
               May 22, 1997

   Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

   NAME                       TITLE                    DATE

By:/s/ S. Elliott CohanNicholas J. Seitanakis
   S. Elliott CohanNicholas J. Seitanakis         Attorney In Fact    May
22, 1997
   ASSISTANT SECRETARY      For the Persons
                            Listed Below

   NAME                       TITLE

John F. Donahue*            Chairman and Trustee
                            (Chief Executive Officer)

Glen R. Johnson*            President

John W. McGonigleEdward C. Gonzales*    Executive Vice President,
                            Secretary and Treasurer
                            (Principal Financial and
                            Accounting Officer)

Thomas G. Bigley            Trustee

John T. Conroy, Jr.*        Trustee

William J. Copeland*        Trustee

James E. Dowd*              Trustee

Lawrence D. Ellis, M.D.*    Trustee

Edward L. Flaherty, Jr.*    Trustee

Peter E. Madden*            Trustee

Gregor F. Meyer*            Trustee

John E. Murray, Jr.         Trustee

Wesley W. Posvar*           Trustee

Marjorie P. Smuts*          Trustee

* By Power of Attorney